Share based compensation - Compensation expense recognized (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Share based compensation
Total compensation expense recognized			¥ 524,553,000		¥ 163,481,000	¥ 11,410,000
Research and development expenses
Share based compensation
Total compensation expense recognized			42,986,000		80,872,000	6,501,000
Selling and marketing expenses
Share based compensation
Total compensation expense recognized			8,297,000		7,321,000	723,000
Cost of revenues
Share based compensation
Total compensation expense recognized					6,524,000
General and administrative expenses
Share based compensation
Total compensation expense recognized			473,270,000		68,764,000	¥ 4,186,000
2021 Option Plan
Share based compensation
Total compensation expense recognized	¥ 169,000		¥ 201,098,000
Total unrecognized compensation expense							$ 3,516	¥ 24,873	$ 8,284,000	¥ 54,976,000
Weighted-average period	2 years 2 months 23 days		2 years 9 months
2021 Option Plan | Research and development expenses
Share based compensation
Total compensation expense recognized	¥ 84,000		¥ 93,824,000
2021 Option Plan | Selling and marketing expenses
Share based compensation
Total compensation expense recognized	392,000		8,554,000
2021 Option Plan | General and administrative expenses
Share based compensation
Total compensation expense recognized	(307,000)		¥ 98,720,000
RSU
Share based compensation
Total compensation expense recognized	¥ 52,057,000	¥ 195,037,000
Total unrecognized compensation expense							$ 22,333,000	¥ 157,990,000
Weighted-average period	1 year 4 months 24 days		1 year 10 months 24 days
RSU | Research and development expenses
Share based compensation
Total compensation expense recognized	¥ 19,577,000	23,492,000
RSU | Selling and marketing expenses
Share based compensation
Total compensation expense recognized	4,547,000	3,969,000
RSU | General and administrative expenses
Share based compensation
Total compensation expense recognized	¥ 27,933,000	¥ 167,576,000
RSU | 2021 Option Plan
Share based compensation
Total compensation expense recognized				$ 16,311,000	¥ 105,211,000